Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) (Parenthetical) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for Credit Losses	¥ 5,688	¥ 6,033	¥ 14,212	¥ 7,707
Allowance for Credit Losses	68,031		68,031		¥ 64,723
Total charge-offs	4,939	6,095	19,645	17,935
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	282	2,297	7,894	4,606
Purchased loans | Financial asset acquired with credit deterioration
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	¥ 282	¥ 2,294	¥ 7,862	¥ 4,389